REVENUE RECOGNITION (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Revenue Recognition [Abstract]
Rebates	$ 3,194	$ 3,382
Chargebacks	1,023	1,091
RevenueRecognitionSalesReturnsReserveForSalesReturns	608	598
Other	216	211
Sales Reserves And Allowances	6,443	6,601
Medicaid	$ 1,402	$ 1,319